Amortization, depreciation and impairment	12 Months Ended
Sep. 30, 2025
Analysis of income and expense [abstract]
Amortization, depreciation and impairment	Amortization, depreciation and impairment

	Year ended September 30
	2025	2024
	$	$
Depreciation of PP&E (Note 6)	134,243	134,818
Impairment of PP&E (Note 6)	—	115
Depreciation of right-of-use assets (Note 7)	138,240	126,615
Impairment of right-of-use assets (Note 7)	768	—
Amortization of contract costs related to transition costs	74,059	59,191
Impairment of contract costs related to transition costs	—	4,254
Amortization of intangible assets (Note 9)	231,639	185,741
Impairment of intangible assets (Note 9)	6,716	11,574
Included in costs of services, selling and administrative (Note 23)	585,665	522,308
Amortization of contract costs related to incentives (presented as a reduction of revenue)	4,170	2,806
Amortization of deferred financing fees (presented in finance costs)	575	630
Amortization of discounts on investments related to funds held for clients (presented net as an increase of revenue)	(39)	(1,584)
Impairment of PP&E (presented in integration costs) (Note 6)	360	149
Impairment of PP&E (presented in restructuring and in cost optimization program) (Note 6 and 25)	1,526	2,431
Impairment of right-of-use assets (presented in integration costs) (Note 7)	19,125	—
Impairment of right-of-use assets (presented in restructuring and in cost optimization program) (Note 7 and 25)	2,656	10,119
Impairment of intangible assets (presented in restructuring) (Note 9 and 25)	228	—
	614,266	536,859